Related party transactions	12 Months Ended
Mar. 31, 2023
Related Party [Abstract]
Related party transactions	Related party transactions
Key management personnel includes the C-Level executives and other executives. Other related parties include close family members of the key management personnel and entities controlled by the key management personnel.
The executive compensation expense to the top five key management personnel is as follows:

	2023	2022
	$	$

Short-term employee benefits and termination benefits	3,242	2,914
Share-based payments	20,331	21,251

Total compensation paid to key management personnel	23,573	24,165